UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21603

                      SPECIAL VALUE OPPORTUNITIES FUND, LLC
               (Exact Name of Registrant as Specified in Charter)

                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
               (Address of Principal Executive Offices) (Zip Code)

                          DAVID A. HOLLANDER, SECRETARY
                      SPECIAL VALUE OPPORTUNITIES FUND, LLC
                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (310) 566-1000

                                   Copies to:
                             RICHARD T. PRINS, ESQ.
                    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                                FOUR TIMES SQUARE
                            NEW YORK, NEW YORK 10036


                   Date of fiscal year end: DECEMBER 31, 2005

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1.

SCHEDULE OF INVESTMENTS.

                      Special Value Opportunities Fund, LLC
                     (A Delaware Limited Liability Company)

   Statement of Investments in Securities of Unaffiliated Issuers (unaudited)


                               September 30, 2005

         Showing Percentage of Total Cash and Investments of the Company

                                                                                Principal            Fair
Security                                                                          Amount            Value
----------------------------------------------------------------------------------------------------------------
Debt Securities (55.62%)
Bank Debt (32.45%) (1)
Personal Transportation (17.38%)
Delta Airlines, Inc. DIP Term Loan C, Prime + 8.25%, due 3/16/08
   (Acquired 9/23/05, Amortized Cost $55,417,211)                            $   56,261,128      $   57,527,003
Northwest Airlines, Inc. 1st Preferred Mortgage, 12.19%, due 10/12/16
   (Acquired 10/12/04, Amortized Cost $30,343,820) (2)                       $   30,622,712          30,469,598
Northwest Airlines, Inc. 1st Preferred Mortgage, 12.19%, due 11/19/17
   (Acquired 11/19/04, Amortized Cost $17,504,356) (2)                       $   17,715,014          17,626,439
   (Acquired 2/28/05, Amortized Cost $2,648,896) (2)                         $    2,680,775           2,667,371
   (Acquired 6/22/05, Amortized Cost $3,185,102) (2)                         $    3,223,434           3,207,317
   (Acquired 8/5/05, Amortized Cost $992,434) (2)                            $    1,004,378             999,356
                                                                                                 ---------------
Total Personal Transportation                                                                       112,497,084

Printing/Publishing (4.86%)
Weekly Reader Corp. Tranche B Term Loan, LIBOR + 8.5% Cash + 1% PIK,
  due 7/22/09
  (Acquired 7/22/05, Amortized Cost $31,646,884)                             $   31,646,884          31,488,650

Telecommunications (4.59%)
Integra Telecom, Inc. 1st Lien Senior Secured Term Loan,
  LIBOR + 7% Cash + 2% PIK, due 9/14/09
   (Acquired 9/20/04, Amortized Cost $29,485,765)                            $   29,852,661          29,703,397

Utilities (5.62%)
La Paloma Generating Co. Residual Bank Debt
  (Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $26,224,538) (2)               $   34,463,939          28,969,675
Mach Gen, LLC Bank Debt
  (Acquired 8/17/05, Cost $6,942,432) (2)                                    $    5,870,979           7,426,788
                                                                                                 ---------------
Total Utilities                                                                                      36,396,463

                      Special Value Opportunities Fund, LLC
                     (A Delaware Limited Liability Company)

   Statement of Investments in Securities of Unaffiliated Issuers (unaudited)
                                   (Continued)

                               September 30, 2005

         Showing Percentage of Total Cash and Investments of the Company

                                                                                Principal
                                                                                  Amount             Fair
Security                                                                        or Shares           Value
----------------------------------------------------------------------------------------------------------------
Debt Securities (continued)
Corporate Fixed Income Securities (23.17%)
Automobiles (4.67%)
EaglePicher Holdings Senior Notes, 9.75%, due 9/1/13 (2)                     $   40,958,000      $   30,206,525

Diversified/Conglomerate Manufacturing (2.25%)
Mastec, Inc. Senior Sub. Notes, 7.75%, due 2/1/08                            $   14,644,000          14,589,085

Leisure, Amusement, Motion Pictures and Entertainment (5.73%)
Bally Total Fitness Holdings, Inc. Senior Sub. Notes, 9.875%, due 10/15/07   $   40,349,000          37,121,080

Printing/Publishing (0.21%)
Phoenix Color Corp. Senior Subordinated Notes, 10.375%, due 2/1/09           $    1,501,000           1,388,425

Utilities (7.20%)
Calpine Generating Co.
  Secured Floating Rate Notes, LIBOR + 9%, due 4/11/11                       $   38,324,000          36,216,180
  Secured Notes, 11.50%, due 4/11/11                                         $   11,292,000          10,388,640
                                                                                               -----------------
Total Utilities                                                                                      46,604,820

Miscellaneous Securities (3.11%)
Miscellaneous Securities (3)                                                 $   23,490,000          20,138,978

                                                                                               -----------------
Total Debt Securities of Unaffiliated Issuers (cost $346,493,455)                                   360,134,507
                                                                                               -----------------

Equity and Equity Related Securities (0.19%)
Diversified/Conglomerate Manufacturing (0%)
Put Option for 816,615 Intentia International AB Series A Common Shares,
  expires 3/31/06 (Acquired 2/12/05, Cost $0) - (Sweden) (2), (4), (5)                    1                  --

Leisure, Amusement, Motion Pictures and Entertainment (0.19%)
Bally Total Fitness Holdings, Inc. Restricted Common Stock
  (Acquired 8/24/05, Cost $808,225) (2), (6)                                        372,454           1,248,652

Utilities (0%)
Mach Gen, LLC Common Units
  (Acquired 8/17/05, Cost $0) (2), (7)                                                  476                  --
Mach Gen, LLC Preferred Units
  (Acquired 8/17/05, Cost $0) (2), (7)                                                1,801                  --
                                                                                               -----------------
Total Utilities                                                                                              --
                                                                                               -----------------
Total Equity and Equity Related Securities of Unaffiliated Issuers
  (cost $808,225)                                                                                     1,248,652
                                                                                               -----------------

                      Special Value Opportunities Fund, LLC
                     (A Delaware Limited Liability Company)

   Statement of Investments in Securities of Unaffiliated Issuers (unaudited)
                                   (Continued)

                               September 30, 2005

         Showing Percentage of Total Cash and Investments of the Company


                                                                                Principal            Fair
Security                                                                          Amount            Value
----------------------------------------------------------------------------------------------------------------
Cash and Cash Equivalents (33.17%)
Abbey National Commercial Paper, 3.78%, due 10/7/05                          $    6,000,000    $      5,994,960
Abbey National Commercial Paper, 3.585%, due 10/21/05                        $   25,000,000          24,890,458
American Express Commercial Paper, 3.73%, due 10/13/05                       $    6,000,000           5,991,296
American Express Commercial Paper, 3.58%, due 10/12/05                       $   25,000,000          24,912,986
Citigroup Funding Commercial Paper, 3.80%, due 10/7/05                       $    6,500,000           6,495,197
GECC Commercial Paper, 3.70%, due 10/13/05                                   $    6,000,000           5,991,367
GECC Commercial Paper, 3.65%, due 10/17/05                                   $   25,000,000          24,883,403
Toyota Motor Credit Corp. Paper, 3.65%, due 10/3/05                          $   31,000,000          30,987,428
UBS Finance Commercial Paper, 3.80%, due 10/6/05                             $    6,000,000           5,995,567
UBS Finance Commercial Paper, 3.65%, due 10/24/05                            $   25,000,000          24,893,542
Union Bank of California Commercial Paper, 3.60%, due 10/3/05                $   31,000,000          30,987,600
Wells Fargo Certificate of Deposit, 3.65%, due 10/12/05                      $   22,000,000          22,000,000
Wells Fargo Bank Overnight REPO                                              $      122,770             122,770
Cash Held on Account at Various Institutions                                 $      637,443             637,443
                                                                                               -----------------
Total Cash and Cash Equivalents                                                                     214,784,017
                                                                                               -----------------

Total Cash and Investments in Securities of Unaffiliated Issuers                               $    576,167,176
                                                                                               =================

Notes to Statement of Investments in Securities of Unaffiliated Issuers:

(1) Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.
(2)  Non-income producing security.
(3)  Miscellaneous Securities is comprised of two unrestricted positions.
(4)  Denominated in Swedish Kronor and converted to US Dollars.
(5) Acquired in connection with the call option listed in the Statement of Open Option Contracts Written.
(6) Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3. On the date of acquisition, the Company owned $40,349,000 par of unrestricted Bally Total Fitness Holdings, Inc. 9.875% Senior Subordinated Notes, due 10/15/07, with a carrying value of $35,507,120.
(7) The Mach Gen common and preferred units are nondetachable from the Mach Gen bank debt listed above, and therefore may be considered to be subject to the same contractual restrictions.

Aggregate purchases and aggregate sales of investment securities of unaffiliated issuers, other than Government securities, totaled $263,924,402 and $115,500,018, respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities of unaffiliated issuers for federal income tax purposes, excluding cash and cash equivalents, was $562,085,697. Net unrealized appreciation aggregated $14,081,479, of which $14,239,713 related to appreciated investment securities and $158,234 related to depreciated investment securities.

The total value of restricted securities of unaffiliated issuers as of September 30, 2005 was $211,334,246, or 32.64% of total cash and investments of the Company.

                      Special Value Opportunities Fund, LLC
                     (A Delaware Limited Liability Company)

             Statement of Open Option Contracts Written (unaudited)

                               September 30, 2005


                                                                Number of  Exercise  Expiration
Security                                                         Shares     Price       Date        Value
--------------------------------------------------------------------------------------------------------------
Diversified/Conglomerate Manufacturing
Call Option for Intentia International AB Series A Common
(Sweden) (1)                                                      816,615  $ 2.77(2)  3/31/2006   $ (410,913)
                                                                                                --------------
Total Open Option Contracts Written                                                               $ (410,913)
                                                                                                ==============


Notes to Statement of Open Option Contracts Written:

(1) Denominated in Swedish Kronor and converted to US Dollars. Exercise subject to conditions.

(2) Strike price at September 30, 2005. Strike price increases at a rate of 12% per year.

                      Special Value Opportunities Fund, LLC
                     (A Delaware Limited Liability Company)

             Statement of Investments in Affiliates (1) (unaudited)

                               September 30, 2005

         Showing Percentage of Total Cash and Investments of the Company

                                                                                     Interest and Dividends
                                                                        Principal      Earned During the
                                                                          Amount       Nine Months Ended     Fair Value as of
Security                                                                or Shares      September 30, 2005    September 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
Debt Securities (3.71%)
Bank Debt (3.11%) (2)
Diversified/Conglomerate Manufacturing (3.11%)
Intentia International AB Secured Notes, LIBOR + 9%, due 9/14/09
   (Acquired 9/13/04, Amortized Cost $18,441,685) - (Sweden)            $ 18,835,419     $   1,724,226       $ 20,153,898

Corporate Fixed Income Securities (0.60%)
Diversified/Conglomerate Manufacturing (0.60%)
International Wire Group Senior Secured Notes, 10%, due 10/15/11
   (Received 10/20/04, Cost $4,401,270) (4)                             $  3,940,000           295,500          3,861,200

                                                                                         -----------------------------------
Total Debt Securities of Affiliates (cost $22,842,955)                                       2,019,726         24,015,098
                                                                                         -----------------------------------

Equity and Equity Related Securities (7.31%)
Diversified/Conglomerate Manufacturing (7.31%)
Intentia International AB Series A Common
   (Acquired 2/12/05, Cost $3,723,408) - (Sweden) (3),(4),(5),(6)          1,275,680                --          4,169,285
   (Acquired 9/13/04, Cost $436,499) - (Sweden) (3),(4),(5),(6)              359,893                --          1,176,231
Intentia International AB Series B Common
   (Acquired 9/13/04, Cost $15,876,598) - (Sweden) (3),(4),(5),(6)        13,090,237                --         38,198,450
International Wire Group, Inc. Common Stock
   (Received 10/20/04, Cost $9,581,477) (3),(4),(6)                          637,171                --          3,823,026
                                                                                         -----------------------------------
Total Equity and Equity Related Securities of Affiliates
   (cost $29,617,982)                                                                               --         47,366,992
                                                                                         -----------------------------------

Total Investments in Securities of Affiliated Issuers
   (cost $52,460,937)                                                                    $   2,019,726       $ 71,382,090
                                                                                         ===================================

                      Special Value Opportunities Fund, LLC
                     (A Delaware Limited Liability Company)

             Statement of Investments in Affiliates (1) (unaudited)
                                   (Continued)

                               September 30, 2005


Notes to Statement of Investments in Affiliates:

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Company of 5% or more of the issuer's voting securities.
(2) Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.
(3)  Investment is not a controlling position.
(4) Securities regulations temporarily restrict the sale of this security due to membership on the Board of Directors of the issuer by an affiliate of the Company.
(5)  Denominated in Swedish Kronor and converted to US Dollars.
(6)  Non-income producing security.

Aggregate purchases and aggregate sales of investment securities of affiliated issuers, other than Government securities, totaled $3,723,408 and zero, respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities of affiliated issuers for federal income tax purposes was $52,460,937. Net unrealized appreciation aggregated $18,921,153, of which $25,219,674 related to appreciated investment securities and $6,298,521 related to depreciated investment securities.

The total value of restricted securities of affiliated issuers as of September 30, 2005 was $71,382,090, or 11.02% of total cash and investments of the Company.

Changes to investments in securities of affiliated issuers were as follows:

                                                                                          Net Change in
                                                                                            Unrealized
                                               Beginning                                   Appreciation/
Security                                        Balance      Acquisitions   Dispositions   (Depreciation)     Ending Balance
--------                                       ---------     ------------   ------------   --------------     --------------
Intentia International AB Secured Notes,
LIBOR + 9%, due 9/14/09                      $  19,494,658   $         --   $         --   $      659,240     $   20,153,898

International Wire Group Senior Secured
Notes, 10%, due 10/15/11                         4,156,700             --             --         (295,500)         3,861,200

Intentia International AB Series A Common          770,527      3,723,408             --          851,581          5,345,516

Intentia International AB Series B Common       28,026,064             --             --       10,172,386         38,198,450

International Wire Group, Inc. Common Stock     10,115,090             --             --       (6,292,064)         3,823,026

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By:   /s/ Hugh Steven Wilson
      ------------------------------------------
Name:  Hugh Steven Wilson
Title: Chief Executive Officer
Date:  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Hugh Steven Wilson
      ------------------------------------------
Name:  Hugh Steven Wilson
Title: Chief Executive Officer
Date:  November 29, 2005

By:   /s/ Robert G. DiPaolo
      ------------------------------------------
Name:  Robert G. DiPaolo
Title: Chief Financial Officer
Date:  November 29, 2005